7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of finder's options (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of finder's options
	2017	2016	2015
Risk-free interest rate	0	0.87%	1.00%
Expected life	0	3 years	3 years
Expected volatility	0	144.75%	153.46%
Expected dividend yield	0	0	0